As filed with the Securities and Exchange Commission on April 11, 2003

                      Registration Nos. 2-75503, 811-03364



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         (X)

                       Pre-Effective Amendment No.                          ( )
                                                   -------
                       Post-Effective Amendment No.  78                     (X)
                                                   -----

                                          and/or

                    REGISTRATION STATEMENT UNDER THE INVESTMENT             (X)
                               COMPANY ACT OF 1940

                                Amendment No.  78                           (X)
                                              ----

                             MAXIM SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111

       Registrant's Telephone Number, including Area Code: (303) 737-3000

                                 W. T. McCallum
                          President and Chief Executive
                                     Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                    (Address of Principal Executive Offices)

                     (Name and Address of Agent for Service)

                               Copies of Communications to:
                                 James F. Jorden, Esquire
                                      Jorden Burt LLP
                              1025 Thomas Jefferson St. N. W.
                                       Suite 400 East
                               Washington, D. C. 20007-5208

It is proposed that this filing will become effective (check appropriate box)

      immediately upon filing pursuant to paragraph (b) of Rule 485
      on        , pursuant to paragraph (b) of Rule 485
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
      on        , pursuant to paragraph (a)(1) of Rule 485
      75 days after filing pursuant to paragraph (a)(2) of Rule 485 X on June 30, 2003 , pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 78 to the Registration Statement of Maxim Series Fund, Inc. contains a Prospectus and Statement of Additional Information describing only the Maxim S&P 500 Index(R)Portfolio, a new series of Maxim Series Fund. This Post-Effective Amendment does not relate to, amend, supersede or otherwise affect the Prospectuses or Statement of Additional Information of other series of Maxim Series Fund included in Post-Effective Amendment No. 77.

                             MAXIM SERIES FUND, INC.


                        Maxim S&P 500 Index(R) Portfolio


                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                 (800) -537-2033


This Prospectus describes one mutual fund that emphasizes long-term growth of capital (the "Portfolio"). GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, serves as investment adviser to the Portfolio.


The Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). The Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.



The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolio directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes the Portfolio available for investment.

This Prospectus contains important information about the Portfolio that you should consider before investing. Please read it carefully and save it for future reference.



This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.




           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.

            Any representation to the contrary is a criminal offense.



                  The date of this Prospectus is June 30, 2003.

                                    CONTENTS

                                                                            Page
The Portfolio at a Glance.......................................................

Fees and Expenses...............................................................

Examples........................................................................
..........
More Information About the Portfolio............................................

Other Investment Practices......................................................

Management of the Portfolio.....................................................

Important Information About Your Investment.....................................

Additional Information..........................................................

                            THE PORTFOLIO AT A GLANCE

The following information about the Portfolio is only a summary of important information you should know. More detailed information about the Portfolio's investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in the Portfolio.


MAXIM S&P 500 Index(R) PORTFOLIO

The investment objective for the Maxim S&P 500 Index(R) Portfolio is to:

o Seek investment results that track as closely as possible the total return of the common stocks that comprise its Benchmark Index, the S&P(R) 500 Composite Stock Price Index.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, the Portfolio invests at least 80% of its assets in common stocks of its Benchmark Index, the S&P 500(R)Composite Stock Price Index. The Portfolio attempts to replicate the performance of its Benchmark Index by purchasing the underlying common stocks comprising the Benchmark Index in approximately the same proportion as they are represented in the Index. Depending on the level of assets in the Portfolio, it may not hold all of the securities of its Benchmark Index. Instead, the Portfolio may hold a representative sample of securities included in its Benchmark Index. The Portfolio may also invest in products derived from the Benchmark Index in order to achieve its goal of replicating the performance of its Benchmark Index.

o The Portfolio may use futures contracts on market indexes and options on the futures contracts as a means of tracking its Benchmark Index.

The S&P 500(R) Composite Stock Price Index (the "S&P 500(R)") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks that make up the S&P 500(R) are issued by large companies (companies with an average market capitalization of $73.6 billion) and trade on the New York Stock Exchange, the American Stock Exchange, or the Nasdaq Stock Market. It is generally acknowledged that the S&P 500(R) broadly represents the performance of publicly traded common stocks in the United States.

The S&P 500(R) are sponsored by Standard & Poor's(R), which is responsible for determining which stocks are represented on the indexes. Total returns for the S&P 500(R) assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

The principal investment risks for this Portfolio include:

Index Risk
o It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is closely tracking the return of the Benchmark Index because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the portfolio's securities will not be sold except to reflect additions or deletions of the stocks that comprise the Benchmark Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell Portfolio shares.

Investment Style Risk
o There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Tracking Error Risk
o Several factors will affect the Portfolio's ability to track precisely the performance of its Benchmark Index. For example, unlike the Benchmark Index, which is merely an unmanaged groups of securities, the Portfolio has operating expenses, custody and other expenses (for example, management fee and accounting costs) and those expenses will reduce the Portfolio's total return. In addition, the Portfolio may own less than all of the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and its Benchmark Index.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Derivative and ETF Risk
o When using futures contracts on market indexes, options on the futures contracts and ETFs, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell a futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk that use of these types of derivative techniques could cause the Portfolio to lose more money than if it had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Non-Diversification Risk
o When the Benchmark Index becomes less diversified, the Portfolio similarly becomes less diversified. This means that a greater percentage of the Portfolio's assets may be invested in securities of a smaller number of issuers. As a result, the Portfolio's performance becomes more susceptible to any single economic, political or regulatory event affecting those issuers.

Concentration Risk
o When the Benchmark Index concentrates in an industry or group of industries, the Portfolio which tracks that index will concentrate its investments to approximately the same extent as the Benchmark Index. This means that a greater percentage of the Portfolio's assets may be invested in securities of issuers within the same industry or group of industries. As a result, the Portfolio's performance becomes particularly sensitive to changes in the value of securities in the industries or group of industries in which it concentrates.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.


                                   PERFORMANCE

The Portfolio inception date is June 30, 2003. As a result, no annual total returns are available for this Portfolio.




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



                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio1.

SHAREHOLDER FEES (fees paid directly from your investment)

         Maximum Sales Charge Imposed on Purchases...........................N/A
         Maxim Sales Charge Imposed on Reinvested Dividends..................N/A
         Maximum Deferred Sales Charge.......................................N/A
         Maximum Redemption Fee..............................................N/A
         Maximum Exchange Fee................................................N/A

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------------------------------ -------------------------------
                                                            Maxim S&P 500
                                                          Index(R) Portfolio
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Management Fees                                                 0.60%
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Distribution (12b-1) Fees                                       NONE
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Other Expenses                                                  0.00%
------------------------------------------------ -------------------------------
------------------------------------------------ -------------------------------
Total Annual Portfolio
Operating Expenses                                              0.60%
------------------------------------------------ -------------------------------

1 Investors who purchase the Portfolio through variable insurance contracts will be subject to additional fees and charges at the contract level which are not disclosed in this Prospectus.


                                    EXAMPLES

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses (before any reimbursement) remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund                                 1 Year    3 Years   5 Years   10 Years

Maxim S&P 500 Index(R)Portfolio      $ 62      $ 194      $ 340    $ 774




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


           MORE INFORMATION ABOUT THE PRINCIPAL INVESTMENT OBJECTIVES, INVESTMENTS, INVESTMENT STRATEGIES, AND RISKS OF THE PORTFOLIO
--------------------------------------------------------------------------------

      The Portfolio is managed by a sub-adviser which manages other mutual funds having similar names and investment objectives.
      While the Portfolio may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the
      Portfolio is not otherwise directly related to any other mutual funds. Consequently, the investment performance of other mutual funds and any similarly-named Portfolio may differ substantially.
--------------------------------------------------------------------------------

The Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, as an investor in the Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

The Portfolio may invest in common stocks and other equity securities of U.S. and foreign companies. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page xx.

The Portfolio may invest in money market instruments, either as a cash reserve or for other appropriate reasons. Money market instruments are discussed below under "Money Market Instruments and Temporary Investment Strategies." The Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page xx.

Stocks of publicly traded companies - and portfolios that hold these stocks - can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-cap stocks. The Fund generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion. The Fund periodically reassesses these classifications.

The S&P 500 Index tracks mainly large-cap stocks. Historically, the large-cap stocks of the S&P 500 Index have been less volatile than -- and at times have performed quite differently from -- the small- and mid-cap stocks.

Index Portfolios
The Portfolio is an Index Portfolios. This means it is not actively managed, but is designed to track the performance of its Benchmark Index. Its Benchmark Index is the S&P 500 Composite Stock Price Index (the "S&P 500"). The S&P 500 is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 represent the 500 largest companies by market capitalization in various diversified sectors of the market that trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

**Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.

The S&P 500 is sponsored by Standard & Poor's which is responsible for determining which stocks are represented on the indices.

The Portfolio is not endorsed, sold or promoted by the sponsor of the Benchmark Indices (the "Sponsor"), and the Sponsor is not an affiliate or a sponsor of the Fund, the Portfolio or MCM. The Sponsor is not responsible for and do not participate in the operation or management of the Portfolio, nor do they guarantee the accuracy or completeness of the Benchmark Index or the data therein. Inclusion of a stock in the Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500 assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios.
Index portfolios typically have the following characteristics:

o Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.

o  Relative  performance   consistency.   Because  they  seek  to  track  market
benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.

o Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Money Market Instruments and Temporary Investment Strategies
Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The U.S. Government guarantee of any such securities owned by the Portfolio does not guarantee the net asset value of its shares. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The Portfolio may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio's sub-adviser. The Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should the Portfolio take this action, it may not achieve its investment objective.

Foreign Securities

The Portfolio may, in a manner consistent with its investment objective and policies, invest in foreign securities. Accordingly, as an investor in the Portfolio, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause the Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject the Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay the Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in the Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to directly purchasing shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

The Portfolio may use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolio to hedge investments or manage interest or currency-sensitive assets. The Portfolio may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of their principal investment strategy. Derivatives can, however, subject the Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or the sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for the Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolio

As a mutual fund, the Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

The Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of the Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.







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


                             MANAGEMENT OF THE FUNDS

MCM provides investment advisory, accounting and administrative services to the Funds. MCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $7.1 billion. MCM and its affiliates have been providing investment management services since 1969.

The aggregate fee payable to MCM for the fiscal year ending December 31, 2003 is as follows:

            Portfolio                       Percentage of Average Net Assets
            ---------                       --------------------------------
  Maxim S&P 500 Index(R)Portfolio                         0.60%

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the Portfolio all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the Portfolio with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the Portfolio a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

MCM has entered into an agreement with a sub-adviser with respect to the Portfolio. The sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. The sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to the sub-adviser for its services.

BNY Investment Advisors ("BNY") is the sub-adviser for the Portfolio. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisers Act of 1940. BNY Investment Advisors' principal business address is One Wall Street, New York, New York 10286.


                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolio
Shares of the Portfolio are not for sale directly to the public. Currently, the Portfolio's shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolio may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Purchasing and Redeeming Shares

Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of the Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

Exchanging Shares

This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of the Portfolio and purchasing shares of another Portfolio of the Fund. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o You can request an exchange in writing or by telephone. o Written requests should be submitted to:
         8515 East Orchard Road
         Greenwood Village, CO 80111.

o The form should be signed by the account owner(s) and include the following information:

(1)      the name of the account;
(2)      the account number;
(3)      the name of the Portfolio from which  the shares are to be sold;
(4)      the dollar amount or number of shares to be exchanged;
(5)      the name of the Portfolio(s) in which new shares will be purchased; and
(6) the signature(s) of the person(s) authorized to effect exchanges in the account.

o You can request an exchange by telephoning 1-800-537-2033.

o A Portfolio may refuse exchange purchases by any person or group if, in MCM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information

o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.

o If an account has more than one owner of record, we may rely on the instructions of any one owner. o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner. o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information. o All telephone calls will be recorded.

During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail. Telephone instructions will be accepted if received prior to 4:00 p.m. Eastern Time on any day the NYSE is open for business.

Dividends and Capital Gains Distributions
The Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The Portfolio ordinarily distributes dividends semi-annually and generally distributes capital gains, at least once annually.

Tax Consequences
The Portfolio is not currently a separate taxable entity. It is possible the Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in the Portfolio depends on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of the Portfolio will receive a report containing a summary of the Fund's performance and other information.







                     [This space intentionally left blank.]

                             ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolio. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports, or to request other information or ask questions about the Fund, call 1-800-537-2033.

The SAI and the annual and semi-annual reports are available on the EDGAR Database on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3364.













                         This Prospectus should be read
                       and retained for future reference.

                             MAXIM SERIES FUND, INC.





                        Maxim S&P 500 Index(R) Portfolio

                                (the "Portfolio")





                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")

         This SAI is not a Prospectus and should be read together with the Prospectus for the Portfolio dated June 30, 2003. Requests for copies of the Prospectus should be made by writing to: Secretary, Maxim Series Fund, Inc., at 8515 East Orchard Road, Greenwood Village, Colorado 80111, or by calling 1-800-537-2033.








                                  June 30, 2003

                                TABLE OF CONTENTS





                                                                                                                Page

INFORMATION ABOUT THE FUND AND PORTFOLIO.............................................................................1
----------------------------------------
INVESTMENT LIMITATIONS...............................................................................................1
----------------------
INVESTMENT POLICIES AND PRACTICES....................................................................................2
---------------------------------
MANAGEMENT OF THE FUND..............................................................................................19
----------------------
CODES OF ETHICS.....................................................................................................23
---------------
INVESTMENT ADVISORY SERVICES........................................................................................23
----------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE................................................................................25
------------------------------------
PURCHASE AND REDEMPTION OF SHARES...................................................................................27
---------------------------------
INVESTMENT PERFORMANCE..............................................................................................27
----------------------
DIVIDENDS AND TAXES.................................................................................................29
-------------------
OTHER INFORMATION...................................................................................................30
-----------------
FINANCIAL STATEMENTS................................................................................................31
--------------------
APPENDIX............................................................................................................32
--------

                    INFORMATION ABOUT THE FUND AND PORTFOLIO

Maxim Series Fund, Inc. is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company (the "Fund"). The Fund offers forty- investment portfolios ("Portfolios"). This Statement of Additional Information describes one of these Portfolios. The Fund is a Maryland corporation organized on December 7, 1981 and commenced business as an investment company in 1982. The Portfolio is a "no-load," meaning you pay no sales charges or distribution fees. The Portfolio is presently only available in connection with variable annuity contracts and variable life insurance policies issued by Great-West Life & Annuity Insurance Company ("GWL&A") and certain other life insurance companies and certain qualified retirement and pension plans. GW Capital Management, LLC doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of GWL&A, serves as the Fund's investment adviser.

Diversified Portfolios
A diversified Portfolio is one in which at least 75% of the value of its total assets will be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities, the value of which with respect to any one issuer is neither more than 5% of the Portfolio's total assets nor more than 10% of the outstanding voting securities of such issuer.

Non-Diversified Portfolios
A non-diversified Portfolio is any Portfolio other than a diversified Portfolio. The Maxim S&P 500 Index(R) Portfolio is considered "non-diversified" because it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. Because a relatively high percentage of a non-diversified Portfolio's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                             Investment Limitations

The Fund has adopted limitations on the investment activity of the Portfolio which are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 ("1940 Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. A complete statement of all such limitations are set forth below.

1. BORROWING. The Fund (i.e., the Portfolio) will not borrow money except that the Fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve borrowing, in a manner consistent with the Fund's investment objective and program, provided that any such borrowings comply with applicable regulatory requirements.

2. COMMODITIES, FUTURES, AND OPTIONS THEREON. The Fund (i.e., the Portfolio) will not purchase or sell physical commodities; except that it may purchase and sell derivatives (including, but not limited to, futures contracts and options on futures contracts). The Fund does not consider currency contracts or hybrid investments to be commodities.

3. INDUSTRY CONCENTRATION. The Fund (i.e., the Portfolio) will not purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's net assets would be invested in the securities of issuers having their principal business activities in the same industry; provided there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit or bankers acceptances. It is the current position of the staff of the SEC that foreign governments are industries for purposes of this restriction. Notwithstanding the foregoing, the Portfolio may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index if its benchmark index (as described in the Portfolio's current prospectus) is so concentrated; for purposes of this limitation, whether the Portfolio is concentrating in an industry or group of industries shall be determined in accordance with the 1940 Act and as interpreted or modified from time to time by any regulatory or judicial authority having jurisdiction.

4. LOANS. The Fund (i.e., the Portfolio) will not make loans, although the Fund may (i) lend portfolio securities; (ii) enter into repurchase agreements; and
(iii) acquire debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) purchase debt.

5. REAL ESTATE. The Fund (i.e., the Portfolio) will not purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

6. SENIOR SECURITIES. The Fund (i.e., the Portfolio) will not issue senior securities except in compliance with the 1940 Act.

7. UNDERWRITING. The Fund (i.e., the Portfolio) will not underwrite securities issued by other persons, except to the extent the Fund may be deemed to be an underwriter under applicable law in connection with the sale of its portfolio securities in the ordinary course of pursuing its investment program.

Non-Fundamental Policies
In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Portfolio to normally invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in the particular type of investments suggested by the Portfolio's name. If the Board of Directors determines to change the non-fundamental policy for the Portfolio, the Portfolio will provide no less than 60 days prior notice to the shareholders before implementing the change of policy.

Operating Policies
The Fund has also adopted the following additional operating restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.

Under these policies, the Fund (i.e., the Portfolio) will not:

1. Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net asset value;

2. Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

3. Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act and any orders issued by the SEC; and

4. Purchase participations or other direct interest in, or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the Fund would be invested in such programs, except that the Fund may purchase securities of issuers which invest or deal in the above.


                        INVESTMENT POLICIES AND PRACTICES

Except as described below and except as otherwise specifically stated in the Prospectus or this Statement of Additional Information, the Portfolio's investment policies set forth in the Prospectus and in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

The following pages contain more detailed information about types of securities in which the Portfolio may invest, investment practices and techniques that MCM or the sub-adviser may employ in pursuit of the Portfolio's investment objectives, subject to their respective investment objectives, strategies and restrictions, and a discussion of related risks. MCM and/or its sub-advisers may not buy all of these securities or use all of these techniques to the full extent permitted unless it believes that they are consistent with the Portfolio's investment objectives and policies and that doing so will help the Portfolio achieve its objectives. Unless otherwise indicated, the Portfolio may invest in all these securities or use all of these techniques. In addition, due to unavailability, economic unfeasibility or other factors, the Portfolio may simply have no opportunity to invest in a particular security or use a particular investment technique.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Bankers' Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. The Portfolio generally will not invest in acceptances with maturities exceeding seven days where doing so would tend to create liquidity problems.

Borrowing. The Portfolio may borrow from banks or through reverse repurchase agreements. If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. In the event the Portfolio borrows in excess of 5% of its total assets, at the time of such borrowing it will have an asset coverage of at least 300%.

Brady Bonds. Brady bonds are debt obligations created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady.

Brady bonds have been issued only relatively recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated). They are actively traded in the over-the-counter secondary market.

Collateralized Brady bonds may be fixed rate par bonds or floating rate discount bonds, which are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady bonds. Interest payments on these Brady bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to Collateralized Brady bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady bonds in the normal course. In addition, in light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Debt restructurings have been implemented under the Brady Plan in Argentina, Brazil, Bolivia, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady bonds having been issued to date by Argentina, Mexico and Venezuela. Most Argentine and Mexican Brady bonds and a significant portion of the Venezuelan Brady bonds issued to date are Collateralized Brady bonds with interest coupon payments collateralized on a rolling-forward basis by funds or securities held in escrow by an agent for the bondholders.

Each Portfolio will invest in Brady Bonds only if it is consistent with quality specifications established from time to time by MCM or the sub-adviser to that Portfolio.

Certificates of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

Collateralized Mortgage Obligations. A Collateralized Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation as collateral in trust. The trust then issues several bonds which will be paid using the cash flow from the collateral. The trust can redirect cash flow temporarily, first paying one bond before other bonds are paid. The trust can also redirect prepayments from one bond to another bond, creating some stable bonds and some volatile bonds. The proportion of principal cash flow and interest cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and principal only to another bond. Variable rate or floating coupon bonds are also often created through the use of CMO's.

Commercial Paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, owners of bonds and preferred stock take precedence over the claims of those who own common stock. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or stated price, which enable an investor to benefit from increases in the market price of the underlying common stock. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price), may be called for redemption or conversion on a date established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Discount Obligations. Investment in discount obligations (including most Brady bonds) may be in securities which were (i) initially issued at a discount from their face value, and (ii) purchased by the Portfolio at a price less than their stated face amount or at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon, i.e., purchased at a "market discount." The amount of original issue discount and/or market discount on obligations purchased by the Portfolio may be significant, and accretion of market discount together with original issue discount, will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Emerging Markets Issuers. Emerging markets include any countries (i) having an "emerging stock market" as defined by the International Finance Corporation;
(ii) with low- to middle-income economies according to the World Bank; or (iii) listed in World Bank publications as developing. Currently, the countries not included in these categories are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Issuers whose principal activities are in countries with emerging markets include issuers: (1) organized under the laws of, (2) whose securities have their primary trading market in, (3) deriving at least 50% of their revenues or profits from goods sold, investments made, or services performed in, or (4) having at least 50% of their assets located in a country with an emerging market.

Exchange Traded Funds (ETFs). ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs. Please also see the discussion concerning the risks associated with derivative transactions under "Futures and Options," below.

Eurodollar Certificates of Deposit. A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars. Eurodollar certificates of deposit are subject to the same risks that pertain to domestic issues, notably credit risk, market risk, and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

Foreign Currency Transactions. Any Portfolio which may invest in non-dollar denominated foreign securities may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Portfolio will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Portfolio may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio. The Portfolio may also use options and futures contracts relating to foreign currencies for the same purposes.

When the Portfolio agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price for the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Portfolio will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in or exposed to foreign currency, even if the specific investments have not yet been selected by MCM or the Sub-Adviser.

The Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in or exposed to foreign currency. For example, if the Portfolio owned securities denominated in or exposed to pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling, for example, by entering into a forward contract to sell Deutsche marks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated or exposed.

Each Portfolio may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars into a foreign currency, or from one foreign currency into another foreign currency. For example, if the Portfolio held investments denominated in or exposed to Deutschemarks, the Portfolio could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in or exposed to one currency and purchased an equivalent security denominated in or exposed to another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. The Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of currency management strategies will depend on MCM's or the sub-adviser's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as MCM or the sub-adviser anticipates. For example, if a currency's value rose at a time when MCM or the sub-adviser had hedged the Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If MCM or a sub-adviser hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if MCM or a sub-adviser increases the Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that MCM's or a sub-adviser's use of currency management strategies will be advantageous to the Portfolio or that it will hedge at an appropriate time.

Foreign Securities. Certain Portfolios may invest in foreign securities and securities issued by U.S. entities with substantial foreign operations in a manner consistent with its investment objective and policies. Such foreign investments may involve significant risks in addition to those risks normally associated with U.S. equity investments.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

The Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or developmental assistance, currency transfer restrictions, illiquid markets, delays and disruptions in securities settlement procedures.

Most foreign securities in the Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to the Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of the Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

The Portfolio may incur costs in connection with conversions between various currencies. In addition, the Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when the Portfolio declares and pays a dividend, or between the time when the Portfolio accrues and pays an operating expense in U.S. dollars.

American Depository Receipts ("ADRs"), as well as other "hybrid" forms of ADRs including European Depository Receipts and Global Depository Receipts, are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying security at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to the risks associated with investing directly in foreign securities. These risks include foreign exchange risks as well as the political and economic risks of the underlying issuer's country.

Futures. See "Futures and Options" below.

High Yield-High Risk Debt Securities ("Junk Bonds"). High yield high risk debt securities, often referred to as "junk bonds," are debt securities that are rated lower than Baa by Moody's Investors Service or BBB by Standard & Poor's Corporation, or of comparable quality if unrated. High yield securities include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing.

Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher-quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus further disrupting the market for such securities.

High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade bonds. Conversely, when interest rates fall, high yield bonds tend to underperform Treasury and investment grade bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Portfolio defaults, the Portfolio may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Portfolio's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay in cash.

High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Portfolio reports the interest on these securities as income even though they receive no cash interest until the security's maturity or payment date.

In addition, the credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. Credit agencies may also fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value.

Because the risk of default is higher for lower-quality debt securities, MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, existing debt, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of the Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for the Portfolio which invests in higher quality bonds. MCM and its sub-adviser continually monitor the investments in the Portfolio and carefully evaluate whether to dispose of or retain high yield securities whose credit ratings have changed. The Portfolios may retain a security whose credit rating has changed.

New laws and proposed new laws may negatively affect the market for high yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high yield securities. Any such proposals, if enacted, could negatively affect the Portfolio's net asset values.

The Portfolio may choose, at its expense or in conjunction with other involved parties, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or depository instruments. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Hybrid instruments can also be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return.

Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks associated with hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time.

Illiquid Securities. The term "illiquid securities" or non-publicly traded securities, means securities that cannot be sold in the ordinary course of business within seven days at approximately the price used in determining the Portfolio's net asset value. Under the supervision of the Board of Directors, MCM determines the liquidity of portfolio securities and, through reports from MCM, the Board of Directors monitors investments in illiquid securities. Certain types of securities are considered generally to be illiquid. Included among these are "restricted securities" which are securities whose public resale is subject to legal restrictions. However, certain types of restricted securities (commonly known as "Rule 144A securities") that can be resold to qualified institutional investors may be treated as liquid if they are determined to be readily marketable pursuant to policies and guidelines of the Board of Directors.

The Portfolio may be unable to sell illiquid securities when desirable or may be forced to sell them at a price that is lower than the price at which they are valued or that could be obtained if the securities were more liquid. In addition, sales of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than do sales of securities that are not illiquid. Illiquid securities may also be more difficult to value due to the unavailability of reliable market quotations for such securities.

Interest Rate Transactions. Interest rate swaps and interest rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or portion of the Portfolio's holdings. These transactions may also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The successful utilization of interest rate transactions depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more than 15% of its assets in such instruments. Finally, there can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

Investment Companies. The Portfolio may invest in shares of mutual funds within the limitations of the Investment Company Act of 1940 (the "1940 Act") and any orders issued by the SEC. The 1940 Act generally prohibits the Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated contracts (unless other limitations have been granted in an order issued by the SEC). The 1940 Act further prohibits the Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. .

Investments of the Underlying Portfolios' (investment companies in which the Portfolio may invest), the different types of securities the Underlying Portfolios typically invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by Underlying Portfolios are currently known. Not all Underlying Portfolios discussed below are eligible investments for the Portfolio. The Portfolio will invest in Underlying Portfolios that are intended to help achieve its investment objective.

Mutual Funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Exchange Traded Funds, which are also a type of mutual fund, are discussed above. Mutual funds generally offer investors the advantages of diversification and professional investment management by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements, buying and selling futures contracts, illiquid and restricted securities and repurchase agreements, and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of the Portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of the Portfolio. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

Small-Cap Stock Funds seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

International Stock Funds seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

Bond Funds seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yield debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or will fail to make them at all.

Money Market Funds typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

Lending of Portfolio Securities. Subject to Investment Limitations described above for the Portfolio, the Portfolio from time-to-time may lend its portfolio securities to brokers, dealers and financial institutions. No lending may be made with any companies affiliated with MCM or the sub-advisers. Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income.

Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by MCM to be of good standing. Furthermore, they will only be made if, in MCM's judgment, the consideration to be earned from such loans would justify the risk.

MCM understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Lower Quality Debt Securities. Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or unrated securities of comparable quality. Lower-quality debt securities have poor protection with respect to the payment of interest and repayment of principal, or may be in default. Although these securities generally provide greater income than investments in higher rated securities, they are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. MCM and its sub-advisers will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. Although the ratings of recognized rating services such as Moody's and Standard & Poor's are considered, analysis will focus on relative values based on such factors as interest or dividend coverage, existing debt, asset coverage, earnings prospects, operating history, and the experience and managerial strength of the issuer. Thus, the achievement of the Portfolio's investment objective may be more dependent on the investment adviser's own credit analysis than might be the case for the Portfolio which invests in higher quality bonds. MCM and its sub-advisers continually monitor the investments in the Portfolio and carefully evaluate whether to dispose of or retain lower quality securities whose credit ratings have changed. The Portfolio may retain a security whose credit rating has changed.

The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

Money Market Instruments and Temporary Defensive and Other Short-Term Positions. The Portfolio may hold cash or cash equivalents and may invest in short-term, high-quality debt instruments (that is in "money market instruments") as deemed appropriate by MCM or the sub-adviser, or may invest any or all of their assets in money market instruments as deemed necessary by MCM or the sub-adviser for temporary defensive purposes.

The types of money market instruments in which the Portfolio may invest include, but are not limited to: (1) bankers' acceptances; (2) obligations of U.S. and non-U.S. governments and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) obligations of U.S. banks, non-U.S. branches of such banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (5) asset-backed securities; and (6) repurchase agreements.

Mortgage-Backed Securities. Mortgage-backed securities may be issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations or CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the investment in such securities may be made if deemed consistent with investment objectives and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

Options. See "Futures and Options" below.

Preferred Stock. Preferred stock is a class of equity or ownership in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, owners of bonds take precedence over the claims of those who own preferred and common stock.

Repurchase Agreements. A repurchase agreement is an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. Such an agreement may be considered to be loans by the Portfolio for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount, and MCM or its sub-advisers will monitor the value of the collateral. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Portfolio will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by MCM.

Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. The seller will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. These agreements are considered to be borrowings under the 1940 Act. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. The Portfolio will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by MCM. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.

Short Sales "Against the Box." Short sales "against the box" are short sales of securities that the Portfolio owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If the Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

The Portfolio's decision to make a short sale against the box may be a technique to hedge against market risks when MCM or its sub-advisers believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns, either directly or indirectly, and in the case where the Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.

Stripped Treasury Securities. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but not actually received until maturity, the Portfolio may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Zero coupon securities are purchased at a discount from face value, the discount reflecting the current value of the deferred interest. The discount is taxable even though there is no cash return until maturity.

Structured Securities. Structured securities are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly-issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. The credit risk generally will be equivalent to that of the underlying instruments.

Structured securities may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

Certain issuers of structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, any investment in these structured securities may be limited by the restrictions contained in the 1940 Act.

Supranational Entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies, as described above, under "Foreign Securities."

Swap Deposits. Swap deposits are foreign currency short-term investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

Time Deposits. A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

U.S. Government Securities. These are securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. U.S. Treasury bills and notes and certain agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government. Securities of other government agencies and instrumentalities are not backed by the full faith and credit of U.S. government. These securities have different degrees of government support and may involve the risk of non-payment of principal and interest. For example, some are supported by the agency's right to borrow from the U.S. Treasury under certain circumstances, such as those of the Federal Home Loan Banks. Others are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, such as those of the Federal National Mortgage Association. Still others are supported only by the credit of the agency that issued them, such as those of the Student Loan Marketing Association. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS," are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period the Portfolio holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Variable Amount Master Demand Notes. A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

Variable or Floating Rate Securities. These securities have interest rates that are adjusted periodically, or which "float" continuously according to formulas intended to stabilize their market values. Many of them also carry demand features that permit the Portfolio to sell them on short notice at par value plus accrued interest. When determining the maturity of a variable or floating rate instrument, the Portfolio may look to the date the demand feature can be exercised, or to the date the interest rate is readjusted, rather than to the final maturity of the instrument.

Warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants are speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued and Delayed-Delivery Transactions. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Portfolio generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Portfolio may sell the securities before the settlement date if MCM or the sub-adviser deems it advisable. At the time the Portfolio makes the commitment to purchase securities on a when-issued basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. The Portfolio will maintain, in a segregated account, liquid assets having a value equal to or greater than the Portfolio's purchase commitments; likewise the Portfolio will segregate securities sold on a delayed-delivery basis.

Futures and Options

Futures Contracts. When the Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market.

Futures Margin Payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of a bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

Index Futures Contracts. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying security in the index is made.

Purchasing Put and Call Options. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. The Portfolio may also terminate a put option position by closing it out in the secondary market (that is by selling it to another party) at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. The Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss from purchasing the underlying instrument directly, which can exceed the amount of the premium received.

Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer can mitigate the effect of a price decline. At the same time, a call writer gives up some ability to participate in security price increases.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. The Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

Asset Coverage for Futures and Options Positions. The Portfolio will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Combined Positions. The Portfolio may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Limitations on Futures and Options Transactions. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. The Portfolio intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the Portfolio can commit assets to initial margin deposits and option premiums. Accordingly, to the extent that the Portfolio may invest in futures contracts and options, the Portfolio may only enter into futures contracts and option positions for other than bona fide hedging purposes to the extent that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio. This limitation on the Portfolio's permissible investments in futures contracts and options is not a fundamental investment limitation and may be changed as regulatory agencies permit.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to assets held to cover its options or futures positions could also be impaired.




                     [This space intentionally left blank.]

                             MANAGEMENT OF THE FUND

The Fund
The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance.

Directors and Officers
Information regarding the Directors and executive officers of the Fund including their ages, position(s) with the Fund, and their principal occupations during the last five years (or as otherwise indicated) are set forth below. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111 (unless otherwise indicated).

There are no arrangements or understanding between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (77)    Director     March 22, 1988    President Emeritus, Denver Metro         47       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Superintendent, Denver           47       Trustee, Orchard
Koeppe (72)                       to present        Public Schools                                    Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       47       Trustee, Orchard
(62)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A; Jones
                                                                                                      Intercable, Inc.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------






----------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ -----------------------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of        Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios    Directorships
                       Fund            Served)                                             in Fund        Held by
                                                                                           Complex       Director
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           47       Trustee,
McCallum (60)        President    present            Officer of Great-West Life &                     Orchard Series
                                                     Annuity Insurance Company;                       Fund,
                                                     President and Chief Executive                    Committee
                                                     Officer, United States                           Member,
                                                     Operations, The Great-West Life                  Great-West
                                                     Assurance Company (1990 to                       Variable
                                                     present); Co-President and Chief                 Annuity
                                                     Executive Officer of Great-West                  Account A;
                                                     Lifeco Inc.; President and Chief                 Director,
                                                     Executive Officer of GWL&A                       Great-West
                                                     Financial Inc.; President and                    Lifeco Inc.
                                                     Chief Executive Officer of First
                                                     Great-West Life & Annuity
                                                     Insurance Company
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            47       Trustee,
Graye (47)                        present            Chief Financial Officer of                       Orchard Series
                                                     Great-West Life & Annuity                        Fund,
                                                     Insurance Company; Executive Vice                Committee
                                                     President and Chief Financial                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable
                                                     Assurance Company; Executive Vice                Annuity
                                                     President and Chief Operating                    Account A
                                                     Officer, One Benefits, Inc.;
                                                     Executive Vice President and
                                                     Chief Financial Officer of GWL&A
                                                     Financial Inc.; Manager, MCM;
                                                     Director and Executive Vice
                                                     President, Orchard Trust Company;
                                                     Manager and President Orchard
                                                     Capital Management, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*Graham McDonald     Treasurer    November 29,       Vice President, Corporate Finance       47            None
(56)                              2001 to present    and Investment Operations;
                                                     Treasurer, MCM, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; Director and
                                                     President, Greenwood Investments,
                                       LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        47            None
Byrne (47)                        to present         Operations, The Great-West Life
                                                     Assurance Company and
                                                     Orchard Trust Company; Vice
                                                     President, Counsel and
                                                     Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First
                                                     Great-West Life & Annuity
                                                     Insurance Company; Vice
                                                     President, Counsel and
                                                     Secretary, Financial
                                                     Administrative Services
                                                     Corporation; Secretary,
                                                     MCM, One Orchard Equities,
                                                     Inc., Orchard Capital
                                                     Management, LLC, Greenwood
                                                     Investments, LLC,
                                                     BenefitsCorp Equities,
                                                     Inc., BenefitsCorp, Inc.,
                                                     Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard
                                                     Series Fund; Vice
                                                     President, Orchard Trust
                                                     Company
------------------ -------------- ------------------ ----------------------------------- ------------ ----------------

* A Director who is not an "interested person" of the Fund (as defined in the 1940 Act) is referred to as an "Independent Director." An "Interested Director" refers to a Director or officer who is an "interested person" of the Fund by virtue of their affiliation with either the Fund or MCM.

Standing  Committees
The Fund Board has two standing committees: an Executive Committee and an Audit Committee

The Executive Committee may exercise all the powers and authority of the Board with respect to all matters other than: (1) the submission to stockholders of any action requiring authorization of stockholders pursuant to state or federal law, or the Articles of Incorporation; (2) the filling of vacancies on the Board of Directors; (3) the fixing of compensation of the Directors for serving on the Board or on any committee of the Board, including the Executive Committee; (4) the approval or termination of any contract with an investment adviser or principal underwriter, as such terms are defined in the 1940 Act, or the taking of any other action required to be taken by the Board of Directors by the 1940 Act; (5) the amendment or repeal of the By-laws or the adoption of new By-laws;
(6) the amendment or repeal of any resolution of the Board that by its terms may be amended or repealed only by the Board; and (6) the declaration of dividends and the issuance of capital stock of the Fund. Messrs. McCallum and Graye are the members of the Executive Committee. No meetings of the Executive Committee were held in 2002.

As set out in the Fund's Audit Committee Charter, the basic purpose of the Audit Committee is to enhance the quality of the Fund's financial accountability and financial reporting by providing a means for the Fund's disinterested Directors to be directly informed as to, and participate in the review of, the Fund's audit functions. Another objective is to ensure the independence and accountability of the Fund's outside auditors and provide an added level of independent evaluation of the Fund's internal accounting controls. Finally, the Audit Committee reviews the extent and quality of the auditing efforts. The function of the Audit Committee is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditor's responsibility to plan and carry out a proper audit. Messrs. Jennings, Koeppe and Zisman are the members of the Audit Committee. Two meetings of the Audit Committee were held in 2002.

Ownership
As of December 31, 2002, the following members of the Board of Directors had beneficial ownership in the Fund and/or any other investment companies overseen by the Director:

---------------------- ------------------------------------------- ----------------------- ---------------------------
                                                                                           Aggregate Dollar Range of
                                                                                           Equity Securities in all
Director               Portfolio                                   Dollar Range of         Registered Investment
                                                                   Equity Securities in    Companies Overseen by
                                                                   the Portfolio           Director in Family of
                                                                                           Investment Companies
---------------------- ------------------------------------------- ----------------------- ---------------------------
----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT DIRECTORS*
----------------------------------------------------------------------------------------------------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
R.P. Koeppe*           Maxim T. Rowe Price MidCap Growth           $1 - 10,000             $10,001 - 50,000
---------------------- ------------------------------------------- ----------------------- ---------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
R.P. Koeppe*           Maxim Money Market                          $1 - 10,000             $10,001 - 50,000
---------------------- ------------------------------------------- ----------------------- ---------------------------
---------------------- ------------------------------------------- ----------------------- ---------------------------
R.P. Koeppe*           Maxim INVESCO Balanced                      $10,001 - 50,000        $10,001 - 50,000
---------------------- ------------------------------------------- ----------------------- ---------------------------

*Director is not an "interested person" of the Fund (as defined in the 1940
Act), also referred to as an "Independent Director."

Independent Directors and their Immediate Family Members
As of December 31, 2002, other than as described above under "Ownership," no Independent Director and no immediate family member of an Independent Director beneficially or of record owned any equity securities of an investment adviser or the principal underwriter of the Fund, or any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, held a position, including as an officer, employee, director or general partner, with any of the following:

o        the Fund;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund;
o an investment adviser, the principal underwriter or affiliated person of the Fund; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect interest, the value of which exceeded $60,000, in any of the following:

o        an investment adviser or the principal underwriter of the Fund; or
o any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any material direct or indirect interest in any transaction or series of similar transactions, in which the amount involved exceeded $60,000 and to which any of the following persons was a party:

o        the Fund, or officer thereof;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;
o an investment adviser or the principal underwriter of the Fund, or officer thereof; or
o any person directly or indirectly controlling, controlled by, or under common control with an investmentadviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2002, no Independent Director and no immediate family member of an Independent Director has, during the two most recently completed calendar years, had any direct or indirect relationship, in which the amount involved exceeded $60,000, with any of the following persons:

o        the Fund, or officer thereof;
o any investment company or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act which has the same investment adviser or principal underwriter as the Fund or has an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof;
o an investment adviser or the principal underwriter of the Fund, or officer thereof; or
o any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, or officer thereof.

As of December 31, 2002, no officer of an investment adviser or the principal underwriter of the Fund or an officer of any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or the principal underwriter of the Fund, during the two most recently completed calendar years, has served on the board of directors of a company where an Independent Director of the Fund or an immediate family member of an Independent Director has also served as an officer of such company during the two most recently completed calendar years.

Compensation
The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or MCM. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

----------------------- --------------------- -------------------- --------------------- --------------------
 Name of Independent         Aggregate            Pension or         Estimated Annual    Total Compensation
       Director          Compensation from        Retirement          Benefits Upon      from Fund and Fund
                                Fund           Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                               Directors
                                    Expenses
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
R. Jennings                   $22,500                 -0-                  -0-                 $22,500
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
R.P. Koeppe                   $22,500                 -0-                  -0-                 $22,500
----------------------- --------------------- -------------------- --------------------- --------------------
----------------------- --------------------- -------------------- --------------------- --------------------
S. Zisman                     $22,500                 -0-                  -0-                 $22,500
----------------------- --------------------- -------------------- --------------------- --------------------

* As of May 31, 2003, there were 45 funds for which the Directors serve as Directors or Trustees, 39 of which are Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

                                 Codes of Ethics

The Fund, MCM, and Greenwood Investments, LLC each have adopted a Code of Ethics addressing investing by their personnel pursuant to Rule 17j-1 under the 1940 Act. Each Code permits personnel to invest in securities, including securities purchased or held by the Fund under certain circumstances. Each Code places appropriate restrictions on all such investments.

                          INVESTMENT ADVISORY SERVICES

Investment Adviser
MCM is a Colorado limited liability company, located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, and serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement dated December 5, 1997. MCM is a wholly-owned subsidiary of GWL&A, which is an indirectly owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

Investment Advisory Agreement
Under the terms of the investment advisory agreement with the Fund, MCM acts as investment adviser and, subject to the supervision of the Board of Directors, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides the Fund with all necessary office facilities and personnel for servicing the Portfolios' investments, compensates all officers of the Fund and all Directors who are "interested persons" of the Fund or of MCM, and all personnel of the Fund or MCM performing services relating to research, statistical and investment activities.

In addition, MCM, subject to the supervision of the Board of Directors, provides the management and administrative services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of Fund shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Directors.

The Investment Advisory Agreement became effective on December 5, 1997 and was amended effective July 26, 1999, May 1, 2002 and May 1, 2003. As approved, the Agreement will remain in effect until May 1, 2004, and will continue in effect from year to year if approved annually by the Board of Directors including the vote of a majority of the Directors who are not parties to the Agreement or interested persons of any such party, or by vote of a majority of the outstanding shares of the affected Portfolio. Any material amendment to the Agreement becomes effective with respect to the affected Portfolio upon approval by vote of a majority of the outstanding voting securities of that Portfolio. The agreement is not assignable and may be terminated without penalty with respect to any Portfolio either by the Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio or by MCM, each on 60 days notice to the other party.

In approving the Investment Advisory Agreement and the sub-advisory agreement with the sub-adviser ("Sub-Advisory Agreement"), the Board considered a wide range of information of the type they regularly consider. The Board requested and received materials relating to the Investment Advisory Agreement and the Sub-Advisory Agreement in advance of the meeting at which the Investment Advisory Agreement and Sub-Advisory Agreement were considered, and had the opportunity to ask questions and request further information in connection with such consideration.

At regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Adviser to discuss portfolio management strategies, benchmark index tracking for and performance of the Portfolio. The Board also considers MCM's and the sub-adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolio and procedures MCM and the sub-adviser use for obtaining best execution for transactions in the Portfolio.

With respect to the nature, scope and quality of the services provided by MCM and the sub-adviser, the Board considered, among other things, MCM's and the sub-adviser's personnel, experience, resources and track record, which are well-positioned to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, consulting by the Sub-Adviser as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered MCM's and the sub-adviser's reputation for management of its specific investment strategies, MCM's and the sub-adviser's overall financial condition, technical resources, and operational capabilities.

With respect to the advisory fee rates payable to the Sub-Adviser by MCM, the Board considered fees payable by similar funds managed by other advisers, which indicate that fees to be paid do not deviate greatly from those fees paid by other similar funds. The Board also considered the total expense ratio of the Portfolio and of similar funds managed by other advisers with respect to peer group averages. In this review process, the Board analyzed all compensation flowing to MCM and its affiliates in relation to the quality of all services provided as well as the overall profitability to MCM and its affiliates.

Management Fees
Each Portfolio pays a management fee to MCM for managing its investments and business affairs. MCM is paid monthly at an annual rate of the Portfolio's average net assets as described in the Prospectus.

Sub-Adviser

BNY Investment Advisors
BNY Investment Advisors ("BNY") serves as the sub-adviser to the Portfolio pursuant to a Sub-Advisory Agreement dated effective June 30, 2003, approved by the Board of Directors on April 10, 2003. BNY is a separately identifiable division of The Bank of New York, a New York State chartered bank.

MCM is responsible for compensating BNY, which receives monthly compensation for the Maxim at the annual rate of .02% on net assets for the Portfolio.


Principal Underwriter
Effective April 30, 2002, the Fund entered into a principal underwriting agreement with Greenwood Investments, LLC ("Greenwood"), 8515 East Orchard Road, Greenwood Village, Colorado 80111. Greenwood is an affiliate of MCM and is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal underwriting agreement calls for Greenwood to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the Funds, which are continuously offered at net asset value. Compensation received by Principal Underwriter during the Fund's last fiscal year:

               Net
Name of        Underwriting        Compensation
Principal      Discounts and       on Redemptions        Brokerage         Other
Underwriter    Commissions         and Repurchases     Commissions      Compensation

Greenwood       -0-                       -0-              -0-               -0-

Advisory Fees
The Portfolio inception date is June 30, 2003. As a result, no advisory or sub-advisory fees have yet been paid with respect to the Portfolio.

Payment of Expenses
MCM provides investment advisory services and pays all compensation of and furnishes office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Directors of the Fund who are affiliated persons of MCM or any of its affiliates.

Expenses that are paid by MCM with respect to the Portfolio include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian, independent Directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services are provided for the Fund by MCM and the Fund reimburses MCM for its costs in connection with such services.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the direction of the Board of Directors, the Sub-Adviser is primarily responsible for placement of the Portfolio's transactions, including the selection of brokers and dealers through or with which transactions are executed. Neither MCM nor the Sub-Adviser has an obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to seek to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While MCM and the Sub-Adviser generally will seek reasonably competitive commissions, the policy of the Fund of seeking to obtain the most favorable net results means the Portfolio will not necessarily pay the lowest spread or commission available.

Transactions on U.S. futures and stock exchanges are effected through brokers acting on an agency basis and involve the payment of negotiated brokerage commissions. Commissions vary among different brokers and dealers, which may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which may be higher than those for negotiated commission transactions in the United States. Transactions in over-the-counter equities and most fixed income instruments, including U.S. government securities, generally are effected with dealers acting as principal on a "net" basis not involving the payment of brokerage commissions. Prices for such over-the-counter transactions with dealers acting as principal usually include an undisclosed "mark-up" or "mark down" sometimes called a "spread") that is retained by the dealer effecting the trade. Recently, several dealers have begun trading over-the-counter securities on a disclosed fee basis, resulting in payment by the Fund of a separately identifiable and disclosed fee similar to the commissions paid brokers acting on an agency basis. The cost of securities purchased from an underwriter or from a dealer in connection with an underwritten offering usually includes a fixed commission (sometimes called an "underwriting discount" or "selling concession") which is paid by the issuer to the underwriter or dealer.

In selecting brokers and dealers through which to effect portfolio transactions for the Fund, MCM and the Sub-Adviser may give consideration for investment research information or services provided to them by brokers and dealers, and cause the Fund to pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may have charged for the same transaction. Such investment research information or services ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector, compilations of company or security data, attendance at conferences or seminars on investment topics, and may also include subscriptions to financial periodicals, and computerized news, financial information, quotation and communication systems, including related computer hardware and software, used in making or implementing investment decisions. Some investment research information or services may be used by MCM or the Sub-Adviser both for investment research purposes and for non-research purposes, such as for presentations to prospective investors or reports to existing clients regarding their portfolios. Where MCM or the Sub-Adviser uses such information or services for both research and non-research purposes, it makes a good faith allocation of the cost of such information or service between the research and non-research uses. The portion of the cost of the information or service allocable to the non-research use is paid by MCM or the Sub-Adviser, as the case may be, while the portion of the cost allocable to research use may be paid by the direction of commissions paid on Fund portfolio transactions to the broker or dealer providing the information or service.

MCM and the Sub-Adviser may use any investment research information or services obtained through the direction of commissions on portfolio transactions of the Fund in providing investment advice to any or all of their other investment advisory accounts, and may use such information in managing their own accounts. The use of particular investment research information or services is not limited to, and may not be used at all in making investment decisions for, the portfolio of the Fund the transactions of which are directed to the broker or dealer providing the investment research information or services.

If in the best interests of both one or more Portfolios and other MCM client accounts, MCM may, to the extent permitted by applicable law, but need not, aggregate the purchases or sales of securities for these accounts to obtain favorable overall execution. When this occurs, MCM will allocate the securities purchased and sold and the expenses incurred in a manner that it deems equitable to all accounts. In making this determination, MCM may consider, among other things, the investment objectives of the respective client accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally, and the opinions of persons responsible for managing the Portfolios and other client accounts. The use of aggregated transactions may adversely affect the size of the position obtainable for the Portfolios, and may itself adversely affect transaction prices to the extent that it increases the demand for the securities being purchased or the supply of the securities being sold.

The Portfolio inception date is June 30, 2003. As a result, no brokerage commissions have been paid by the Portfolio.

Portfolio Turnover
The turnover rate for each Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the Portfolio during the fiscal year. In computing the portfolio turnover rate, certain U.S. government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded.

There are no fixed limitations regarding the portfolio turnover of the Portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when appropriate in MCM's judgment.

With respect to any Portfolio, a higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Portfolio and, thus, indirectly by its shareholders. Higher portfolio turnover may also increase a shareholder's current tax liability for capital gains by increasing the level of capital gains realized by the Portfolio.

                        PURCHASE AND REDEMPTION OF SHARES

There are presently no shares of the Portfolio held of record by any shareholder.

                             INVESTMENT PERFORMANCE

The Portfolios may quote measures of investment performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. Standardized Average Annual Total Return Quotations. Average annual total return quotations for shares of the Portfolio are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

         P(I+T)n = ERV

Where:   P     =    a hypothetical initial payment of $1,000
         T     =    average annual total return
         n     =    number of years
         ERV   =    ending redeemable value of the hypothetical $ 1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

The computation above assumes that all dividends and distributions made by the Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

One of the primary methods used to measure performance is "total return." Total return will normally represent the percentage change in value of the Portfolio, or of a hypothetical investment in the Portfolio, over any period up to the lifetime of the Portfolio. Unless otherwise indicated, total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period.

Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration.

The Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

The Portfolio may also publish its distribution rate and/or its effective distribution rate. The Portfolio's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Portfolio's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Portfolio's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Portfolio's last monthly distribution. The Portfolio's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Portfolio during the month.

Other data that may be advertised or published about each Portfolio include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

Standardized Yield Quotations. The yield of the Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share on the last day of such base period in accordance with the following formula:

         2[( a - b + 1 )6 - 1 ]
             -----
             (cd)

Where:  a =   net investment income earned during the period
        b =   net expenses accrued for the period
        c =   the average daily number of shares outstanding during the period that were entitled to receive dividends
        d =   the maximum offering price per share

Net investment income will be determined in accordance with rules established by the SEC.

Calculation of Total Return. Total return is a measure of the change in value of an investment in the Portfolio over the time period covered . In calculating total return, any dividends or capital gains distributions are assumed to have been reinvested in the Portfolio immediately rather than paid to the investor in cash. The formula for total return includes four steps (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of they hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if the Portfolio has not been in existence for at least ten years.

FORMULA: P(1+T)  to the power of N = ERV

WHERE:   T =     Average annual total return

         N =     The number of years including portions of years where
         applicable for which the performance is being measured

         ERV =   Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

         P =     Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

The above formula can be restated to solve for T as follows:

               T =     [(ERV/P) to the power of 1/N]-1

The Portfolio inception date is June 30, 2003. As a result, no performance history is available for this Portfolio.

Performance Comparisons
Each Portfolio may from time to time include its yield and/or total return in advertisements or in information furnished to present or prospective shareholders. Each Portfolio may include in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, Inc., relevant indices and Donoghue Money Fund Report as having the same or similar investment objectives.

The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 2002.


                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning or legal advice from a qualified tax advisor.

Qualification as a Regulated Investment Company
The Internal Revenue Code of 1986, as amended (the "Code"), provides that each investment portfolio of a series investment company is to be treated as a separate corporation. Accordingly, the Portfolio will seek to be taxed as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, the Portfolio will not be subject to federal income tax on the portion of its net investment income (i.e., its taxable interest, dividends and other taxable ordinary income, net of expenses) and net realized capital gain (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. The Portfolio will be subject to tax at regular corporate rates on any income or gains that it does not distribute. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within one month after the close of the taxable year, will be considered distributions of income and gains during the taxable year and can therefore satisfy the Distribution Requirement.

In addition to satisfying the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are ancillary to the Portfolio's principal business of investing in stock and securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). The Portfolio is also subject to certain investment diversification requirements.

Certain debt securities purchased by the Portfolio (such as zero-coupon bonds) may be treated for federal income tax purposes as having original issue discount. Original issue discount, generally defined as the excess of the stated redemption price at maturity over the issue price, is treated as interest for federal income tax purposes. Whether or not the Portfolio actually receives cash, it is deemed to have earned original issue discount income that is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Portfolio each year is determined on the basis of a constant yield to maturity that takes into account the compounding of accrued interest.

In addition, the Portfolio may purchase debt securities at a discount that exceeds any original issue discount that remained on the securities at the time the Portfolio purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security and the date on which it was issued. For a debt security issued after July 18, 1984 having a fixed maturity date or more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Portfolio elects for all its debt securities having a fixed maturity date or more than one year from the date of issue to include market discount in income in taxable years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security issued on or before July 18, 1984 (unless the Portfolio makes the election to include market discount in income currently), or any debt security having a fixed maturity date of not more than one year from the date of issue, the gain realized on disposition will be characterized as long-term or short-term capital gain depending on the period the Portfolio held the security. The Portfolio may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless the Portfolio makes the election to include market discount in income currently).

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the current and accumulated earnings and profits of the Portfolio. In such event, such distributions generally will be eligible for the dividends-received deductions in the case of corporate shareholders.

If the Portfolio were to fail to qualify as a RIC for one or more taxable years, the Portfolio could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Portfolio had distributed to the Portfolio's shareholders a taxable dividend equal to the full amount of any earnings and profits (less the interest charge mentioned below, if applicable) attributable to such period. The Portfolio might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and proposed and temporary U.S. Treasury regulations, if the Portfolio should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Portfolio may be subject to tax on the excess (if any) of the fair market value of the Portfolio's assets over the Portfolio's basis in such assets, as of the day immediately before the first taxable year for which the Portfolio seeks to requalify as a RIC.

If the Portfolio determines that it will not qualify as a RIC under Subchapter M of the Code, the Portfolio will establish procedures to reflect the anticipated tax liability in the Portfolio's net asset value.

Excise Tax on Regulated Investment Companies
The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax that applies to a regulated investment company that fails to distribute specified percentages of its ordinary taxable income and capital gain net income. However, investors should note that the Portfolio may in certain circumstances be required to liquidate its investments to make sufficient distributions to avoid excise tax liability.

Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on our understanding of the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the discussion expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                OTHER INFORMATION

Voting Rights
The shares of the Portfolio have no preemptive or conversion rights. Shares are fully paid and nonassessable. The Fund or the Portfolio may be terminated upon the sale of its assets to another investment company (as defined in the 1940
Act), or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolios. If not so terminated, the Fund or the Portfolio (as defined under the 1940 Act) will continue indefinitely.

Shareholders of the Portfolio are entitled to one vote for each Portfolio share owned and fractional votes for fractional shares owned. Pursuant to current interpretations of the 1940 Act, insurance companies that invest in the Portfolio will solicit voting instructions from owners of variable insurance contracts that are issued through separate accounts registered under the 1940 Act with respect to any matters that are presented to a vote of shareholders of that Portfolio.

Dividends rights, the right of redemption, and exchange privileges are described in the Prospectus.

Custodian
The Bank of New York, One Wall Street, New York, New York 10286, is custodian of the assets for all Portfolios, other than the Maxim Index European, Maxim Index Pacific and the Profile Portfolios. JPMorgan Chase, 4 Chase MetroTech Center, Brooklyn, NY 11245, is custodian of the assets for the Maxim Index European and Maxim Index Pacific Portfolios. The Profile Portfolios are self-custodied. Prior to April 1, 2003, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105, was custodian of the assets for the Maxim Stock Index, Maxim Growth Index, Maxim Value Index, Maxim Index 600 and Maxim Index 400 Portfolios. Fees paid for custodial services by MCM for the period 2000-2002 are as follows:

Year       Bank of New York        JPMorgan Chase         Barclays Global Investors
2000       $1,419,829              $ 0                    $ 0
2001       $788,934                $104,762               $183,021
2002       $465,074                $201,006               $187,568

The custodians are responsible for the safekeeping of a Portfolio's assets and the appointment of the subcustodian banks and clearing agencies. The custodians take no part in determining the investment policies of a portfolio or in deciding which securities are purchased or sold by a Portfolio. However, a Portfolio may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

Transfer and Dividend Paying Agent
Financial Administrative Services Corporation ("FASCorp"), 8515 East Orchard Road, Greenwood Village, Colorado 80111 serves as the Fund's transfer agent and dividend paying agent. FASCorp is an affiliate of the Fund and charges no fee for its services.

Independent Auditors
Deloitte & Touche LLP, 555 17th Street, Suite 3600, Denver, Colorado 80202, serves as the Fund's independent auditor. Deloitte & Touche LLP audits financial statements for the Fund and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

The Fund's audited financial statements as of December 31, 2002, together with the notes thereto and the report of Deloitte & Touche LLP are incorporated by reference to Registrant's N-30D filed via EDGAR on February 27, 2003 and February 28, 2003 and as amended March 6, 2003 and March 10, 2003.

                                    APPENDIX

Corporate Bond Ratings by Moody's Investors Service, Inc.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds where are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Corporate Bonds Ratings by Standard & Poor's Corporation

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

         A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

         BB & B - Standard & Poor's describes the BB and B rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings by Moody's Investors Service, Inc.

         Prime-1 - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

         Prime-2 - Issuers in the Commercial Paper market rated Prime-2 are high quality. Protection for short-term holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

         Prime-3 - Issuers in the Commercial Paper market rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Commercial Paper Ratings by Standard & Poor's Corporation

         A - Issuers assigned this highest rating are regarded as having the greatest capacity for timely payment. Issuers in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

         A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

         A-2 - Capacity for timely payment for issuers with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

         A-3 - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                                     PART C
                                OTHER INFORMATION


Item 22. Financial Statements, and amendments thereto, are incorporated by reference to Registrant's annual reports on N-30D filed on February 27, 2003, File No. 811-03364, Accession Nos. 0000356476-03-000003 to 0000356576-03-000011
and 0000356476-03-000013 to 0000356476-03-000027; on February 28, 2003, File No.
811-03364, Accession Nos. 0000356476-03-000028 to 0000356476-03-000030; on March
6, 2003, File No. 811-03364,  Accession No.  0000356476-01-000033;  and on March
10, 2003, File No. 811-03364, Accession No. 0000356476-03-000034.


Item 23. Exhibits


(a) Articles of Incorporation, are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, Post-Effective Amendment No. 72 filed April 27, 2001, Post-Effective Amendment No. 73 filed December 31, 2001, File No. 002-75503, Post-Effective Amendment No. 74 filed March 1, 2002, Post-Effective Amendment No. 77, filed February 14, 2003, File No. 002-75503 and filed herewith as
Exhibit 23(a).

(b) Bylaws are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement filed on February 28, 2000, File No. 002-75503.


(c) Not Applicable.


(d)(1) Investment Advisory Agreementand all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, File No. 002-75503, Post-Effective Amendment No. 76 filed on April 26, 2002, File No. 002-75503 and filed herewith as Exhibit 23(d)(1).

(d)(2) Sub-Advisory Agreement on behalf of Maxim Ariel MidCap Value Portfolio is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503 and filed herewith as Exhibit 23(d)(2).

(d)(3) Sub-Advisory Agreement on behalf of Maxim Ariel Small-Cap Value Portfolioand all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503 and filed herewith as Exhibit 23(d)(3).

(d)(4) Sub-Advisory Agreement on behalf of Maxim Stock Index, Maxim Index 600, Maxim Index 400, Maxim Growth Index, Maxim Value Index, Maxim Index European and Maxim Index Pacific Portfolios is filed herewith as Exhibit 23(d)(4). An amendment to this Sub-Advisory Agreement to include the Maxim S&P 500 Index(R) Portfolio to be filed by amendment.

(d)(5) Sub-Advisory Agreement on behalf of Maxim Founders Growth & Income Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998and Post-Effective Amendment No. 72 filed on April 27, 2001, File No. 002-75503.

(d)(6) Sub-Advisory Agreements on behalf of Maxim INVESCO ADR, Maxim INVESCO Balanced and Maxim INVESCO Small-Cap Growth Portfolios and all amendments thereto are incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503 and filed herewith as Exhibit 23(d)(6).

(d)(7) Sub-Advisory Agreement on behalf of Maxim Loomis Sayles Bond and Maxim Loomis Sayles Small-Cap Value Portfolios is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 70 to the Registration Statement filed on March 1, 2001, File No. 002-75503.

(d)(8) Sub-Advisory Agreement on behalf of Maxim Global Bond Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 64 to the Registration Statement filed on July 22, 1999, and Post-Effective Amendment No. 77 filed on February 14, 2003, File No. 002-75503.

(d)(9) Sub-Advisory Agreement on behalf of Maxim Templeton(R) International Equity Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(d)(10) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price Equity-Income Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(d)(11) Sub-Advisory Agreement on behalf of Maxim T. Rowe Price MidCap Growth Portfolio and all amendments thereto is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 55 to the Registration Statement filed on April 30, 1998, Post-Effective Amendment No. 72 filed on April 27, 2001, File No. 002-75503 and filed herewith as Exhibit 23(d)(11).


(d)(12) Sub-Advisory Agreement on behalf of Maxim MFS(R) International Growth Portfolio to be filed by amendment.

(d)(13) Sub-Advisory Agreement on behalf of Maxim Federated Bond Portfolio to be filed by amendment.

(d)(14) Sub-Advisory Agreement on behalf of Maxim Janus Large Cap Growth and Maxim Janus High Yield Bond Portfolios to be filed by amendment.


(e) Principal Underwriting Agreement is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 76 to the Registration Statement filed on April 26, 2002, File No. 002-75503.


(f) Not Applicable.


(g) Custody Agreements with The Bank of New York and The JPMorgan Chase Bankare incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(h) (1) Transfer Agency Agreement is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.

(h)(2) Securities Lending Agreement with The Bank of New York, is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 74 filed on March 1, 2002, File No. 002-75503.

(i) Legal Opinion of Helliwell, Melrose & DeWolfe, P.A.. is incorporated by reference to the exhibits to Registrant's Post-Effective Amendment No. 67 to its Registration Statement dated February 28, 2000, File No. 002-75503.


(j) Written Consent of Deloitte & Touche LLP, Independent Auditors to be filed by amendment.

(k) Not Applicable.

(l) Not Applicable.

(m) Not Applicable.

(n) Not Applicable

(o) Not Applicable.


(p)(1) Code of Ethics for the Fund and GW Capital Management, LLC and Code of Ethics for the Fund's principal underwriter are filed herewith as Exhibit
(p)(1).

(p)(2) Code of Ethics for Ariel Capital Management, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 24 to Ariel Growth Fund's Registration Statement filed on January 30, 2001, File No. 033-07699.

(p)(3) Code of Ethics for BNY Investment Advisors is incorporated by reference to the exhibits to Post-Effective Amendment no. 15 to Orchard Series Fund's Registration Statement filed on March 26, 2003.

(p)(4) Code of Ethics for Founders Asset Management, LLC is incorporated by reference to the exhibits to Post-Effective Amendment No. 68 to Dreyfus Founders Funds, Inc.'s Registration Statement filed on February 28, 2001, File No. 002-17531.

(p)(5) Code of Ethics for INVESCO Funds Group, Inc. and INVESCO Global Asset Management (N.A.), Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 13 to INVESCO International Funds, Inc.'s Registration Statement filed on October 12, 2000, File No. 033-63498.

(p)(6) Code of Ethics for Loomis, Sayles & Company, L.P. is incorporated by reference to the exhibits to Post-Effective Amendment No. 30 to the Loomis Sayles Funds' Registration Statement filed on November 27, 2002, File No. 033-39133.


(p)(7) Code of Ethics for Pareto Partners is incorporated by reference to Registrant's Post-Effective Amendment No. 72 to its Registration Statement filed on April 27, 2001, File No. 002-75503.


(p)(8) Code of Ethics for T. Rowe Price Associates, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 8 to T. Rowe Price
Corporate Income Fund, Inc.'s Registration Statement filed on September 27, 2002, File No. 033-62275.

(p)(9) Code of Ethics for Templeton Investment Counsel, Inc. is incorporated by reference to the exhibits to Post-Effective Amendment No. 36 to Templeton Funds, Inc.'s Registration Statement filed on December 27, 2002, File No. 002-60067.

(p)(10) Code of Ethics for Massachusetts Financial Services Company is Incorporated by reference to the exhibits to Post-Effective Amendment No. 40 to MFS Series Trust IX's Registration Statement filed on August 28, 2000, File No. 002-50409.

(p)(11) Code of Ethics for Federated Investment Management Company is incorporated by reference to the exhibits to Post-Effective Amendment No. 14 to Federated Managed Allocation Portfolios' Registration Statement filed on January 25, 2001, File No. 33-51247.

(p)(12) Code of Ethics for Janus Capital Corporation is incorporated by reference to the exhibits to Post-Effective Amendment No. 95 to Janus Investment Fund's Registration Statement filed on September 13, 2000, File No. 2-34393.

Item 24. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------

(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                             100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health
                                       Insurance Company
                                100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and
                                         Health Insurance Company
                                100.0% - Advised Assets Group, LLC (Colorado)- Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health
                                         Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                                          Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - National Plan Coordinators of Washington, Inc. (Washington) - Third
                                              Party Administrator
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                              Insurance Agency
                                100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                                    100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                                    100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                                    100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                                    100.0% - One Health Plan of California, Inc. (California)- Health Maintenance Organization
                                    100.0% - One Health Plan of Colorado, Inc. (Colorado) - Health Maintenance Organization
                                    100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                                    100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                                    100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                                    100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                                    100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                                    100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                                    100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                                    100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                                    100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                                    100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                                    100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                                    100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance
                                             Organization
                                    100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                                    100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                                    100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                                    100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider
                                             Organization
                                    100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                                    100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                                    100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                                    100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                                    100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                                    100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                                    100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                                    100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                                100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                 50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                                 92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                 86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 25. Indemnification.
         ---------------

Item 4, Part II, of Registrant's Pre-Effective Amendment No. 1 to its Registration Statement is herein incorporated by reference.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

Registrant's investment adviser, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), which is a wholly-owned subsidiary of The Great-West Life Assurance Company. MCM provides investment advisory services to various unregistered separate accounts of GWL&A and to Great-West Variable Annuity Account A and Orchard Series Fund, which are registered investment companies. The directors and officers of MCM have held, during the past two fiscal years, the following positions of a substantial nature.

Name                    Position(s)

S. Mark Corbett         Manager and Senior Vice President, MCM; Senior Vice
                        President, Investments, GWL&A, The Great-West Life
                        Assurance Company ("Great-West"), Orchard Trust Company,
                        First Great-West Life & Annuity Insurance Company
                        ("First GWL&A") and Alta Health & Life Insurance Company
                        ("AH&L"); Manager, Orchard Capital Management, LLC.

Mitchell T.G. Graye     Manager;  Executive Vice President and Chief Financial
                        Officer of GWL&A, GWL&A Financial Inc., First GWL&A and AH&L; Executive Vice President and Chief
                        Financial  Officer,  United  States  Operations,  Great-
                        West;  Executive  Vice President and Chief Operating
                        Officer,  One Benefits,  Inc.;  Trustee,  Orchard
                        Series Fund; Director,  Maxim Series Fund, Inc.,
                        Committee Member,  Great-West Variable Annuity Account
                        A, Manager and Chairman,  Orchard Capital  Management,
                        LLC; Director and Executive Vice President, Orchard
                        Trust Company.

Wayne Hoffmann          Manager and Senior Vice President, MCM; Senior Vice
                        President, Investments, GWL&A, Great-West, Orchard Trust
                        Company, First GWL&A and AH&L; Manager, Orchard Capital
                        Management, LLC.

D.L. Wooden             Manager and Chairman, MCM; Executive Vice President,
                        Financial Services, GWL&A, Great-West and First GWL&A;
                        Director, Chairman, President and Chief Executive
                        Officer, Orchard Trust Company; Director, Chairman and
                        President, Financial Administrative Services
                        Corporation, Director, BenefitsCorp, Inc. and Manager,
                        Orchard Capital Management, LLC

Graham McDonald         Treasurer, MCM; Treasurer, Maxim Series Fund, Inc.,
                        Orchard Series Fund, Great-West Variable Annuity Account
                        A and Orchard Capital Management, LLC; Vice President,
                        Corporate Finance and Investment Operations, GWL&A;
                        President, Great-West Benefit Services, Inc. and
                        Greenwood Investments, LLC.

Beverly A. Byrne        Secretary,  MCM; Vice President,  Counsel and Associate
                        Secretary,  GWL&A; Vice President and Counsel,  Great-
                        West and Orchard Trust Company;  Vice  President,
                        Counsel  and  Secretary,   Financial   Administrative
                        Services   Corporation; Secretary,  Orchard Capital
                        Management,  LLC, Advised Assets Group,  Inc., One
                        Orchard Equities,  Inc., Greenwood  Investments,  LLC,
                        BenefitsCorp  Equities, Inc.,  Great-West  Variable
                        Annuity Account A, Maxim Series Fund, Inc., Orchard
                        Series Fund and  BenefitsCorp, Inc.

Item 27. Principal Underwriter

a) Greenwood Investments, LLC serves as the principal underwriter for the Fund and Orchard Series Fund.

b) The principal business address of the directors and officers of Greenwood Investments, LLC named below is 8515
    East Orchard Road, Greenwood Village, Colorado 80111.

                          Positions and Offices               Positions and Officers
Name                      with Underwriter                    with Registrant
------                    ---------------------               --------------------
D.G. McLeod               Manager                             None
G.R. McDonald             Manager and President               Treasurer
B.A. Byrne                Manager and Secretary               Secretary
D.T. Buhler               Chief Compliance Officer            Assistant Secretary and Legal
                                                              Compliance Officer

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of: Maxim Series Fund, Inc., 8515 East Orchard Road, Greenwood Village, Colorado 80111; or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 78 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Greenwood in the State of Colorado on the 10th day of April, 2003.

                                    MAXIM SERIES FUND, INC.
                                              (Registrant)


                                    By: /s/ W.T. McCallum
                                       ----------------------------
                                       President (W.T. McCallum)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 78 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                      Date


 /s/ W.T. McCallum                     President                  April 10, 2003
-----------------------------------    and Director
W.T. McCallum


/s/ M.T.G. Graye                       Director                   April 10, 2003
-----------------------------------
M.T.G. Graye


/s/ R.P. Koeppe*                       Director                   April 10, 2003
-----------------------------------
R.P. Koeppe*


/s/ R. Jennings*                       Director                   April 10, 2003
-----------------------------------
R. Jennings*


/s/ S. Zisman*                         Director                   April 10, 2003
-----------------------------------
S. Zisman*


/s/ G.R. McDonald                      Treasurer                  April 10, 2003
-----------------------------------
G.R. McDonald



*By: /s/ B.A. Byrne
    -------------------------------
     B.A. Byrne
         Attorney-in-fact pursuant to Powers of Attorney filed under Post-Effective Amendment No. 52 to this Registration Statement.